COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Long-term commitment
Outstanding purchase commitments on capital projects	$ 33.8
Surety Bonds and Letters of Credit
Outstanding letters of credit	$ 37.3	$ 30.3
Remediation reserves
Environmental reserves, discount rate (as a percent)	0.00%
Estimated costs to complete future remediation efforts	$ 2.0	$ 2.1
Open Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	10.8
Completed Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	9.2
Insurance Contracts
Surety Bonds and Letters of Credit
Outstanding letters of credit	27.5
Revenue Bonds
Surety Bonds and Letters of Credit
Outstanding letters of credit	$ 9.8